EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Maximum voting percentage required to pass resolution	50.00%